Cash flow information (Tables)	12 Months Ended
Jun. 30, 2023
Cash flow information
Schedule of cash generated from operations

		2023	2022	2021
	Note	£’000	£’000	£’000
Loss before income tax		(32,574)	(149,623)	(24,027)
Adjustments for:
Depreciation	13, 14, 15	13,848	14,314	14,959
Amortization	16	172,684	151,462	124,398
Profit on disposal of intangible assets	8	(20,424)	(21,935)	(7,381)
Net finance costs/(income)	9	21,394	62,239	(12,899)
Non-cash employee benefit expense - equity-settled share-based payments	28	1,753	198	2,085
Foreign exchange losses on operating activities		2,989	50	874
Reclassified from hedging reserve		267	(672)	2,239
Changes in working capital:
Inventories		(965)	(120)	106
Prepayments		(1,704)	(8,825)	(282)
Contract assets – accrued revenue		(7,093)	4,305	5,422
Trade receivables(1)		24,433	(520)	71,695
Other receivables		(8,359)	(1,109)	(221)
Contract liabilities – deferred revenue		(6,261)	41,618	(49,407)
Trade and other payables(1)		(31,139)	22,480	5,415
Provisions		8	7,842	4,802
Cash generated from operations		128,857	121,704	137,778
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a decrease in changes to trade receivables of £1,064,000 (2022: increase of £7,673,000; 2021: decrease of £17,210,000); and
●	an increase in changes to trade and other payables of £105,818,000 (2022: increase of £40,276,000; 2021: decrease of £12,652,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2021	465,049	65,187	(110,658)	419,578
Cash flows	—	40,000	(7,980)	32,020
Other changes	65,316	570	(2,585)	63,301
Net debt at 30 June 2022	530,365	105,757	(121,223)	514,899
Cash flows	—	(30,464)	46,343	15,879
Other changes	(23,030)	30,668	(1,139)	6,499
Net debt at 30 June 2023	507,335	105,961	(76,019)	537,277